ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 45.9%

Debt Fund – 45.9%
AdvisorShares Sage Core Reserves ETF†
(Cost $64,679,500)	650,000	$62,598,250

MONEY MARKET FUNDS – 33.1%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.33%(a)	14,575,565	14,575,565
Fidelity Institutional Money Market Government Portfolio - Class III, 0.05%(a)	30,061,574	30,061,574
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.12%(a)	500,000	500,000
Total Money Market Funds
(Cost $45,137,139)		45,137,139

Total Investments Before Securities Sold, Not Yet Purchased
(Cost $109,816,639)		107,735,389

Securities Sold, Not Yet Purchased – (73.8)%(b)

COMMON STOCKS – (73.8)%

Banks – (5.0)%
CVB Financial Corp.	(100,000)	(2,005,000)
HSBC Holdings PLC (United Kingdom)(c)	(100,000)	(2,801,000)
Independent Bank Corp.	(30,000)	(1,931,100)
Total Banks		(6,737,100)

Biotechnology – (1.5)%
Guardant Health, Inc.*	(30,000)	(2,088,000)

Chemicals – (1.8)%
International Flavors & Fragrances, Inc.	(23,500)	(2,398,880)

Commercial Services – (3.6)%
AMERCO	(9,000)	(2,614,950)
Grand Canyon Education, Inc.*	(30,000)	(2,288,550)
Total Commercial Services		(4,903,500)

Diversified Financial Services – (5.9)%
Credit Acceptance Corp.*	(1,000)	(255,690)
LendingClub Corp.*	(363,000)	(2,849,550)
Pagseguro Digital Ltd., Class A (Brazil)*	(102,000)	(1,971,660)
Santander Consumer USA Holdings, Inc.	(62,000)	(862,420)
Synchrony Financial	(70,000)	(1,126,300)
XP, Inc., Class A (Brazil)*	(50,000)	(964,500)
Total Diversified Financial Services		(8,030,120)

Electric – (2.5)%
Pampa Energia SA (Argentina)*(c)	(302,749)	(3,421,064)

Electronics – (1.6)%
II-VI, Inc.*	(75,000)	(2,137,500)

Food – (1.1)%
Simply Good Foods Co. (The)*	(80,000)	(1,540,800)

Gas – (1.7)%
South Jersey Industries, Inc.	(50,000)	(1,250,000)
Spire, Inc.	(15,000)	(1,117,200)
Total Gas		(2,367,200)

Healthcare - Products – (2.6)%
Avanos Medical, Inc.*	(60,000)	(1,615,800)
Merit Medical Systems, Inc.*	(60,000)	(1,875,000)
Total Healthcare - Products		(3,490,800)

Household Products / Wares – (1.6)%
Central Garden & Pet Co.*	(80,000)	(2,200,000)

Insurance – (1.6)%
Kemper Corp.	(30,000)	(2,231,100)

Internet – (17.9)%
58.com, Inc. (China)*(c)	(32,395)	(1,578,284)
8x8, Inc.*	(100,000)	(1,386,000)
Autohome, Inc. (China)*(c)	(24,931)	(1,770,600)
Baozun, Inc. (China)*(c)	(90,000)	(2,514,600)
Farfetch Ltd., Class A (United Kingdom)*	(250,000)	(1,975,000)
Grubhub, Inc.*	(50,000)	(2,036,500)
Lyft, Inc., Class A*	(75,000)	(2,013,750)
RealReal, Inc. (The)*	(116,540)	(816,945)
Trip.com Group Ltd. (China)*(c)	(115,000)	(2,696,750)
Wayfair, Inc., Class A*	(109,500)	(5,851,680)
Weibo Corp. (China)*(c)	(54,410)	(1,801,515)
Total Internet		(24,441,624)

Iron/Steel – (1.4)%
Cleveland-Cliffs, Inc.	(475,000)	(1,876,250)

Lodging – (1.3)%
Huazhu Group Ltd. (China)(c)	(62,000)	(1,781,260)

Machinery - Diversified – (2.8)%
CNH Industrial NV (United Kingdom)	(300,000)	(1,683,000)
Deere & Co.	(15,000)	(2,072,400)
Total Machinery - Diversified		(3,755,400)

Media – (1.1)%
EW Scripps Co. (The), Class A	(200,000)	(1,508,000)

Mining – (1.1)%
Teck Resources Ltd., Class B (Canada)	(200,000)	(1,512,000)

Office/Business Equipment – (1.6)%
Canon, Inc. (Japan)(c)	(100,000)	(2,164,000)

Packaging & Containers – (1.7)%
Sonoco Products Co.	(50,000)	(2,317,500)

REITS – (1.4)%
CubeSmart	(72,000)	(1,928,880)

Retail – (4.0)%
Genuine Parts Co.	(40,000)	(2,693,200)
Ollie's Bargain Outlet Holdings, Inc.*	(60,000)	(2,780,400)
Total Retail		(5,473,600)

Software – (4.1)%
1Life Healthcare, Inc.*	(60,000)	(1,089,000)
Elastic NV*	(62,000)	(3,460,220)
Yext, Inc.*	(100,000)	(1,019,000)
Total Software		(5,568,220)

Transportation – (3.4)%
Golar LNG Ltd. (Bermuda)	(134,000)	(1,055,920)
Knight-Swift Transportation Holdings, Inc.	(66,000)	(2,164,800)
Scorpio Tankers, Inc. (Monaco)	(75,000)	(1,434,000)
Total Transportation		(4,654,720)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Trucking & Leasing – (1.5)%
Greenbrier Cos., Inc. (The)	(118,000)	$(2,093,320)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(105,473,831)]		(100,620,838)

Total Investments – 5.2%
(Cost $4,342,808)		7,114,551
Other Assets in Excess of Liabilities – 94.8%		129,242,002
Net Assets – 100.0%		$136,356,553

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of March 31, 2020.
(b)	As of March 31, 2020 cash in the amount of $110,029,215 has been segregated as collateral from the broker for securities sold short.
(c)	American Depositary Receipt.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$62,598,250	$–	$–	$62,598,250
Money Market Funds	45,137,139	–	–	45,137,139
Total	$107,735,389	$–	$–	$107,735,389

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(100,620,838)	$–	$–	$(100,620,838)
Total	$(100,620,838)	$–	$–	$(100,620,838)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Banks	(5.0)%
Biotechnology	(1.5)
Chemicals	(1.8)
Commercial Services	(3.6)
Debt Fund	45.9
Diversified Financial Services	(5.9)
Electric	(2.5)
Electronics	(1.6)
Food	(1.1)
Gas	(1.7)
Healthcare - Products	(2.6)
Household Products / Wares	(1.6)
Insurance	(1.6)
Internet	(17.9)
Iron / Steel	(1.4)
Lodging	(1.3)
Machinery - Diversified	(2.8)
Media	(1.1)
Mining	(1.1)
Office / Business Equipment	(1.6)
Packaging & Containers	(1.7)
REITS	(1.4)
Retail	(4.0)
Software	(4.1)
Transportation	(3.4)
Trucking & Leasing	(1.5)
Money Market Funds	33.1
Total Investments	5.2
Other Assets in Excess of Liabilities	94.8
Net Assets	100.0%

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2020 were as follows:

Affiliated Fund Name	Value at 6/30/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2020	Value at 3/31/2020	Dividend Income
AdvisorShares Sage Core Reserves ETF	$54,785,500	$34,968,500	$(24,964,752)	$(12,748)	$(2,178,250)	650,000	$62,598,250	$1,173,260